Loans and Leases - Quality of Loans Held for Investment (Details) - USD ($)	Mar. 31, 2021		Dec. 31, 2020		Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans Receivable	$ 43,061,670,000		$ 42,821,790,000	[1]		$ 41,844,019,000	[1]
Multi-Family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans Receivable	32,195,256,000		32,236,385,000			31,158,672,000
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans Receivable	7,027,236,000		6,835,763,000			7,081,910,000
One-to-Four Family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans Receivable	208,108,000		235,989,000			380,361,000
Acquisition, Development, and Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans Receivable	115,947,000		89,790,000			200,596,000
Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non- Accrual Loans	2,100,000		3,200,000		$ 600,000			$ 194,000
Total Loans Receivable	3,509,530,000	[2]	3,417,343,000	[2],[3],[4]		3,014,378,000	[3],[4]
Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans Receivable	5,593,000		6,520,000			8,102,000
Non-Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	53,523,000		53,443,000			64,963,000
Non- Accrual Loans	33,178,000		37,785,000			61,243,000
Current Loans	43,008,147,000		42,768,347,000			41,779,056,000
Total Loans Receivable	43,061,670,000		42,821,790,000			41,844,019,000
Non-Covered Loans | Financing Receivable, 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	20,345,000		15,658,000			3,720,000
Non-Covered Loans | Multi-Family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	10,849,000		8,159,000			6,538,000
Non- Accrual Loans	9,888,000		4,068,000			5,407,000
Current Loans	32,184,407,000		32,228,226,000			31,152,134,000
Total Loans Receivable	32,195,256,000		32,236,385,000			31,158,672,000
Non-Covered Loans | Multi-Family | Financing Receivable, 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	961,000		4,091,000			1,131,000
Non-Covered Loans | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	30,944,000		22,131,000			17,375,000
Non- Accrual Loans	11,573,000		12,142,000			14,830,000
Current Loans	6,996,292,000		6,813,632,000			7,064,535,000
Total Loans Receivable	7,027,236,000		6,835,763,000			7,081,910,000
Non-Covered Loans | Commercial Real Estate | Financing Receivable, 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	19,371,000		9,989,000			2,545,000
Non-Covered Loans | One-to-Four Family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	1,466,000		3,271,000			1,730,000
Non- Accrual Loans	1,466,000		1,696,000			1,730,000
Current Loans	206,642,000		232,718,000			378,631,000
Total Loans Receivable	208,108,000		235,989,000			380,361,000
Non-Covered Loans | One-to-Four Family | Financing Receivable, 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans			1,575,000
Non-Covered Loans | Acquisition, Development, and Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current Loans	115,947,000		89,790,000			200,596,000
Total Loans Receivable	115,947,000		89,790,000			200,596,000
Non-Covered Loans | Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	10,247,000		19,866,000			39,024,000
Non- Accrual Loans	10,247,000		19,866,000			39,024,000
Current Loans	3,499,283,000		3,397,477,000			2,975,354,000
Total Loans Receivable	3,509,530,000		3,417,343,000			3,014,378,000
Non-Covered Loans | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	17,000		16,000			296,000
Non- Accrual Loans	4,000		13,000			252,000
Current Loans	5,576,000		6,504,000			7,806,000
Total Loans Receivable	5,593,000		6,520,000			8,102,000
Non-Covered Loans | Other | Financing Receivable, 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 13,000		$ 3,000			$ 44,000

[1]	Excludes accrued interest receivable of $219.1 million and $116.9 million at December 31, 2020 and December 31, 2019, respectively, which is included in other assets in the Consolidated Statements of Condition.
[2]	Includes specialty finance loans and leases of $3.2 billion and $3.0 billion, respectively, at March 31, 2021 and December 31, 2020, and other C&I loans of $350.8 million and $393.3 million, respectively, at March 31, 2021 and December 31, 2020.
[3]	Includes lease financing receivables, all of which were classified as Pass.
[4]	Includes specialty finance loans and leases of $3.0 billion and $2.6 billion, respectively, at December 31, 2020 and December 31, 2019, and other C&I loans of $393.3 million and $420.1 million, respectively, at December 31, 2020 and December 31, 2019.